UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

July
Date of reporting period:
January 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Global Opportunities Fund
Class A / IMRFX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Global Opportunities Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 60	1.17% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 316,624,326
Total number of portfolio holdings	431
Portfolio turnover for the reporting period	48%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	26%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At January 31, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Derivative Exposure
Long
Credit Risk	8.0%
Equity Risk	4.9%
Foreign Exchange Risk	25.6%
Interest Rate Risk	23.7%
Short
Equity Risk	17.9%
Foreign Exchange Risk	14.2%
Interest Rate Risk	0.2%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Opportunities Fund
Institutional Class / CSAZX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Global Opportunities Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 47	0.92% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 316,624,326
Total number of portfolio holdings	431
Portfolio turnover for the reporting period	48%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	26%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At January 31, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Derivative Exposure
Long
Credit Risk	8.0%
Equity Risk	4.9%
Foreign Exchange Risk	25.6%
Interest Rate Risk	23.7%
Short
Equity Risk	17.9%
Foreign Exchange Risk	14.2%
Interest Rate Risk	0.2%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Global Opportunities Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Global Opportunities Fund | 2025

Portfolio of Investments
January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 65.5%
Issuer	Shares	Value ($)
Argentina 0.1%
Grupo Financiero Galicia SA, ADR(a)	3,136	211,617
Australia 0.6%
Northern Star Resources Ltd.	84,927	898,844
Paladin Energy Ltd.(a)	76,221	413,810
Santos Ltd.	130,913	566,848
Total		1,879,502
Austria 0.1%
Kontron AG	9,618	195,651
Brazil 0.8%
Banco BTG Pactual SA	17,694	98,612
Embraer SA, ADR(a)	4,209	172,443
Itaú Unibanco Holding SA, ADR	50,563	293,265
JBS S/A	49,801	304,564
MercadoLibre, Inc.(a)	404	776,565
NU Holdings Ltd., Class A(a)	44,562	590,001
Petroleo Brasileiro SA, ADR	12,472	177,227
WEG SA	24,225	229,688
Total		2,642,365
Canada 0.6%
Cameco Corp.(b)	9,765	482,782
Celestica, Inc.(a),(b)	924	114,086
Lightspeed Commerce, Inc.(a)	6,347	91,587
Pan American Silver Corp.	19,410	450,506
Vermilion Energy, Inc.	15,473	142,661
Whitecap Resources, Inc.	92,346	608,079
Total		1,889,701
China 2.8%
BYD Co., Ltd., Class H	24,500	860,939
Contemporary Amperex Technology Co., Ltd., Class A	4,300	153,314
Eastroc Beverage Group Co., Ltd., Class A	15,330	513,674
Full Truck Alliance Co., Ltd., ADR	28,348	319,198
Fuyao Glass Industry Group Co., Ltd., Class A	33,700	277,505
Kanzhun Ltd., ADR(a)	4,886	70,407
KE Holdings, Inc., ADR	10,643	185,508
Meituan, Class B(a)	49,300	938,305
Common Stocks (continued)
Issuer	Shares	Value ($)
PDD Holdings, Inc., ADR(a)	4,700	525,977
PetroChina Co., Ltd., Class H	182,000	139,147
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	11,500	369,847
Sieyuan Electric Co., Ltd., Class A	18,300	203,835
Tencent Holdings Ltd.	40,100	2,109,870
Trip.com Group Ltd., ADR(a)	16,278	1,142,227
Xiaomi Corp.(a)	150,800	755,819
Yutong Bus Co., Ltd.	66,700	262,139
Zhejiang Shuanghuan Driveline Co., Ltd., Class A	28,900	139,381
Total		8,967,092
Denmark 0.2%
Novo Nordisk A/S, Class B	8,806	743,444
Finland 0.2%
UPM-Kymmene OYJ	23,621	696,581
France 1.3%
AXA SA	19,079	723,803
Cie de Saint-Gobain SA	6,645	623,125
Eiffage SA	6,112	546,027
Sanofi SA	9,592	1,042,478
Societe Generale SA	17,439	564,501
Sodexo SA	2,973	219,594
TotalEnergies SE	6,590	381,773
Total		4,101,301
Germany 0.3%
Duerr AG	6,951	171,210
Fresenius Medical Care AG	8,197	407,184
KION Group AG	8,056	299,153
TeamViewer SE(a)	16,006	189,554
Total		1,067,101
Greece 0.8%
Eurobank Ergasias Services and Holdings SA	308,392	771,822
JUMBO SA	18,465	498,836
National Bank of Greece SA	131,596	1,140,356
Total		2,411,014
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 0.3%
AIA Group Ltd.	42,000	295,266
Techtronic Industries Co., Ltd.	26,500	356,401
WH Group Ltd.	456,546	356,149
Total		1,007,816
India 1.9%
360 ONE WAM Ltd.	31,539	365,841
APL Apollo Tubes Ltd.	14,634	254,297
Astral Ltd.	7,472	129,822
Bajaj Finance Ltd.	4,847	439,493
Bharti Airtel Ltd.	31,052	580,813
CG Power & Industrial Solutions Ltd.	23,061	168,230
Cholamandalam Investment and Finance Co., Ltd.	23,064	340,918
GAIL India Ltd.	130,222	264,646
HDFC Bank Ltd., ADR	2,549	154,571
ICICI Bank Ltd., ADR	26,263	752,960
KEI Industries Ltd.	3,222	149,070
Macrotech Developers Ltd.	15,105	209,104
MakeMyTrip, Ltd.(a)	2,411	263,450
Max Healthcare Institute Ltd.	26,573	324,412
PB Fintech Ltd.(a)	6,165	122,228
Phoenix Mills Ltd. (The)	27,905	527,439
Polycab India Ltd.	5,272	366,065
REC Ltd.	38,115	196,645
Varun Beverages Ltd.	42,747	264,898
Zomato Ltd.(a)	56,372	142,775
Total		6,017,677
Indonesia 0.1%
PT Bank Central Asia Tbk	555,500	320,901
Ireland 0.3%
AIB Group PLC	68,357	401,953
Flutter Entertainment PLC(a)	2,143	574,691
Total		976,644
Israel 0.3%
Check Point Software Technologies Ltd.(a)	4,425	964,739
Italy 0.2%
Buzzi Unicem SpA	11,147	456,630
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 3.7%
Amano Corp.	11,100	290,350
Hitachi Ltd.	15,400	387,163
ITOCHU Corp.	17,000	782,749
JustSystems Corp.	4,100	88,641
Kakaku.com, Inc.	29,800	466,684
Kinden Corp.	12,800	261,837
Komatsu Ltd.	22,900	690,739
Macnica Holdings, Inc.	39,900	468,323
MatsukiyoCocokara & Co.	32,300	478,077
Mitsubishi UFJ Financial Group, Inc.	88,100	1,114,148
Niterra Co., Ltd.	14,000	461,752
Otsuka Corp.	31,100	701,141
PAL GROUP Holdings Co., Ltd.	14,700	324,309
Sankyo Co., Ltd.	56,300	754,921
Sanwa Holdings Corp.	17,100	535,196
Shimamura Co., Ltd.	9,500	540,559
Ship Healthcare Holdings, Inc.	21,600	294,798
Subaru Corp.	10,100	175,936
Sumitomo Corp.	9,500	205,962
Suntory Beverage & Food Ltd.	6,200	192,587
Suzuken Co., Ltd.	18,200	568,083
TBS Holdings, Inc.	17,600	478,836
TOPPAN Holdings, Inc.	29,700	833,589
USS Co., Ltd.	51,600	462,661
Total		11,559,041
Kazakhstan 0.1%
Kaspi.KZ JSC, ADR	1,404	133,520
Malaysia 0.2%
CIMB Group Holdings Bhd	145,400	261,013
Tenaga Nasional Bhd	94,500	288,048
Total		549,061
Mexico 0.3%
Arca Continental SAB de CV	29,320	267,109
BBB Foods, Inc., Class A(a)	6,950	215,589
Grupo Financiero Banorte SAB de CV, Class O	38,492	267,189
Qualitas Controladora SAB de CV	12,191	101,513
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Vista Energy SAB de CV, ADR(a)	1,491	80,439
Total		931,839
Netherlands 1.8%
Adyen NV(a)	239	385,774
ASM International NV	961	557,557
ASR Nederland NV	18,592	916,159
Heineken NV	4,807	333,979
ING Groep NV	52,022	864,652
Koninklijke Ahold Delhaize NV	18,724	663,533
Prosus NV, Class N(a)	22,509	859,788
Shell PLC	29,677	974,437
Total		5,555,879
Norway 0.1%
SalMar ASA	8,158	432,092
Philippines 0.1%
BDO Unibank, Inc.	164,320	387,344
Poland 0.1%
Dino Polska SA(a)	1,543	170,865
Powszechna Kasa Oszczednosci Bank Polski SA	15,526	254,731
Total		425,596
Russian Federation —%
Detsky Mir PJSC(a),(c),(d),(e)	290,936	—
Lukoil PJSC(c),(d),(e),(f)	2,750	—
Total		—
Singapore 0.4%
DBS Group Holdings Ltd.	30,260	990,468
Venture Corp., Ltd.	42,600	395,346
Total		1,385,814
South Africa 0.2%
Capitec Bank Holdings Ltd.	1,775	282,614
Impala Platinum Holdings Ltd.(a)	36,455	200,089
Total		482,703
South Korea 1.0%
Coupang, Inc., Class A(a)	15,030	353,355
HD Hyundai Electric Co., Ltd.	2,227	622,231
Samsung Biologics Co., Ltd.(a)	415	306,933
Samsung Electronics Co., Ltd.	15,906	568,063
Common Stocks (continued)
Issuer	Shares	Value ($)
SK Hynix, Inc.	8,594	1,157,007
Youngone Corp.(a)	8,663	260,583
Total		3,268,172
Spain 0.1%
Endesa SA	18,550	410,666
Sweden 0.1%
SKF AB, Class B	8,554	172,772
Switzerland 0.9%
Landis+Gyr Group AG(a)	4,823	329,667
Nestlé SA, Registered Shares	3,287	279,200
Novartis AG, Registered Shares	4,521	473,244
Sunrise Communications AG, Class A(a)	3,869	193,758
TE Connectivity PLC	10,168	1,504,559
Total		2,780,428
Taiwan 2.6%
Accton Technology Corp.	21,753	499,523
Alchip Technologies Ltd.	4,000	372,119
ASE Technology Holding Co., Ltd.	33,000	171,287
Asia Vital Components Co., Ltd.	14,000	235,717
ASPEED Technology, Inc.	2,000	210,939
Chroma ATE, Inc.	16,000	180,181
Elite Material Co., Ltd.	6,000	110,136
eMemory Technology, Inc.	4,000	394,798
Hon Hai Precision Industry Co., Ltd.	101,000	539,303
MediaTek, Inc.	15,000	649,606
Parade Technologies Ltd.	20,000	423,442
Taiwan Semiconductor Manufacturing Co., Ltd.	134,530	4,489,683
Total		8,276,734
Turkey 0.0%
BIM Birlesik Magazalar AS	7,738	118,730
United Arab Emirates 0.2%
Emaar Properties PJSC	182,544	669,994
United Kingdom 1.2%
AstraZeneca PLC, ADR	16,739	1,184,451
DCC PLC	8,721	601,332
JD Sports Fashion PLC	366,576	402,281
Just Group PLC	92,194	188,842
TP Icap Group PLC	208,590	704,769
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Vodafone Group PLC	586,730	499,862
WPP PLC	25,524	242,635
Total		3,824,172
United States 41.4%
ACADIA Pharmaceuticals, Inc.(a)	5,564	103,824
Adobe, Inc.(a)	3,247	1,420,400
Alphabet, Inc., Class C	29,314	6,026,958
Altimmune, Inc.(a)	23,377	155,223
Amazon.com, Inc.(a)	25,923	6,161,379
Ameren Corp.	15,406	1,451,245
Annexon, Inc.(a)	11,694	44,905
Apple, Inc.	28,951	6,832,436
Arcus Biosciences, Inc.(a)	4,647	59,946
Aris Water Solutions, Inc.	12,357	315,474
ATI, Inc.(a)	3,996	228,132
Atlantic Union Bankshares Corp.	9,801	370,184
Avista Corp.	17,016	623,126
Bank of America Corp.	56,341	2,608,588
Beacon Roofing Supply, Inc.(a)	3,711	439,160
Beyond, Inc.(a)	27,097	224,634
BILL Holdings, Inc.(a)	3,029	293,116
Blackrock, Inc.	2,200	2,366,100
Boston Scientific Corp.(a)	14,115	1,444,811
Brixmor Property Group, Inc.	18,286	476,533
Broadcom, Inc.	14,676	3,247,358
Bumble, Inc., Class A(a)	26,483	214,777
Burford Capital Ltd.	35,999	505,426
Carriage Services, Inc.	14,109	577,764
Casella Waste Systems, Inc., Class A(a)	2,630	282,830
Certara, Inc.(a)	20,616	293,366
Champion Homes, Inc.(a)	2,581	238,304
Chart Industries, Inc.(a)	519	109,815
Cintas Corp.	6,710	1,345,825
Cirrus Logic, Inc.(a)	2,656	266,769
Citigroup, Inc.	27,611	2,248,364
Cohu, Inc.(a)	3,139	71,914
Construction Partners, Inc., Class A(a)	1,776	142,790
Cullinan Therapeutics, Inc.(a)	2,931	30,951
Datadog, Inc., Class A(a)	5,805	828,432
Common Stocks (continued)
Issuer	Shares	Value ($)
Delta Air Lines, Inc.	19,500	1,311,765
Diversified Energy Co. PLC	12,706	203,973
Domo, Inc., Class B(a)	19,446	164,708
DTE Energy Co.	10,169	1,219,060
Eaton Corp. PLC	4,277	1,396,184
Eli Lilly & Co.	3,043	2,468,116
Empire State Realty Trust, Inc., Class A	49,693	475,065
Energy Fuels, Inc.(a)	34,858	185,096
Energy Recovery, Inc.(a)	27,526	394,723
EOG Resources, Inc.	9,829	1,236,390
Equinix, Inc.	1,411	1,289,174
Essent Group Ltd.	4,600	267,950
Exact Sciences Corp.(a)	9,086	509,270
Exxon Mobil Corp.	23,057	2,463,179
Figs, Inc., Class A(a)	67,940	386,579
First BanCorp	3,081	135,965
Formfactor, Inc.(a)	4,956	198,488
Freeport-McMoRan, Inc.	1,509	54,098
FTI Consulting, Inc.(a)	1,154	225,434
General Dynamics Corp.	4,932	1,267,425
General Motors Co.	26,460	1,308,712
Gitlab, Inc., Class A(a)	9,711	706,572
Glaukos Corp.(a)	2,553	399,391
Globant SA(a)	1,609	343,232
Globe Life, Inc.	3,573	436,228
Hanesbrands, Inc.(a)	38,273	310,777
Hanover Insurance Group, Inc. (The)	1,841	281,839
Hartford Financial Services Group, Inc. (The)	13,536	1,509,941
Healthpeak Properties, Inc.	62,507	1,291,395
Hilton Worldwide Holdings, Inc.	6,290	1,610,680
ICF International, Inc.	2,354	274,735
IDACORP, Inc.	1,461	160,622
Impinj, Inc.(a)	1,996	253,272
Insmed, Inc.(a)	8,242	631,172
Integer Holdings Corp.(a)	2,440	347,017
Intuitive Surgical, Inc.(a)	2,667	1,525,204
Jazz Pharmaceuticals PLC(a)	6,255	777,934
Kontoor Brands, Inc.	2,228	204,642
Lamb Weston Holdings, Inc.	4,492	269,250
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Latham Group, Inc.(a)	37,914	276,772
Lazard, Inc.	3,109	169,036
LendingTree, Inc.(a)	5,387	242,038
Liquidity Services, Inc.(a)	4,295	148,822
Maravai LifeSciences Holdings, Inc., Class A(a)	18,666	92,023
MarketAxess Holdings, Inc.	931	205,406
Marsh & McLennan Companies, Inc.	8,076	1,751,523
MasterCard, Inc., Class A	5,500	3,054,865
Match Group, Inc.(a)	4,434	158,294
Matthews International Corp., Class A	11,103	310,773
Merck & Co., Inc.	17,111	1,690,909
Meta Platforms, Inc., Class A	6,798	4,685,046
Microsoft Corp.	19,084	7,921,005
Middleby Corp. (The)(a)	1,435	245,586
Moelis & Co., ADR, Class A	9,528	745,947
Natera, Inc.(a)	3,406	602,589
nCino, Inc.(a)	12,083	410,943
NOV, Inc.	29,428	425,235
NPK International, Inc.(a)	76,548	529,712
NVIDIA Corp.	56,146	6,741,450
OneSpan, Inc.(a)	9,723	187,070
Palo Alto Networks, Inc.(a)	7,459	1,375,589
Parker-Hannifin Corp.	2,238	1,582,378
Personalis, Inc.(a)	29,635	154,695
Primo Brands Corp., Class A(b)	19,177	620,759
Procter & Gamble Co. (The)	16,310	2,707,297
Progyny, Inc.(a)	12,078	279,847
Prologis, Inc.	10,702	1,276,213
Quanex Building Products Corp.	17,684	371,364
Quanterix Corp.(a)	18,810	172,864
Radius Recycling, Inc., Class A	10,168	122,118
Republic Services, Inc.	7,583	1,644,525
Revolution Medicines, Inc.(a)	6,726	288,882
Roche Holding AG, Genusschein Shares	1,203	378,189
Rogers Corp.(a)	2,940	273,567
Sandy Spring Bancorp, Inc.	8,708	294,592
Serve Robotics, Inc.(a)	6,129	101,680
ServiceNow, Inc.(a)	1,422	1,448,136
Shake Shack, Inc., Class A(a)	1,683	198,813
Common Stocks (continued)
Issuer	Shares	Value ($)
Simulations Plus, Inc.	3,094	106,186
Sirius XM Holdings, Inc.	7,741	185,861
SiTime Corp.(a)	1,873	382,467
SkyWater Technology, Inc.(a)	10,271	106,099
SoundHound AI, Inc., Class A(a)	3,125	44,219
Stanley Black & Decker, Inc.	14,837	1,306,695
Starwood Property Trust, Inc.	12,648	244,739
Structure Therapeutics, Inc., ADR(a)	6,075	182,068
Tesla, Inc.(a)	4,712	1,906,475
The Chefs’ Warehouse(a)	3,343	180,054
Thermo Fisher Scientific, Inc.	2,941	1,757,983
TJX Companies, Inc. (The)	14,192	1,771,020
Union Pacific Corp.	7,809	1,934,992
Uranium Energy Corp.(a)	31,011	218,938
Utz Brands, Inc.	22,831	305,022
Valero Energy Corp.	5,748	764,484
Vertex Pharmaceuticals, Inc.(a)	2,041	942,289
Victoria’s Secret & Co.(a)	7,599	276,300
Viking Therapeutics, Inc.(a)	4,362	142,855
Voya Financial, Inc.	4,834	343,166
Walmart, Inc.	28,385	2,786,272
WillScot Holdings Corp.(a)	9,477	351,218
Xometry, Inc., Class A(a)	7,855	260,865
Yelp, Inc.(a)	4,637	185,202
Zurn Elkay Water Solutions Corp.	2,261	89,174
Total		131,207,311
Vietnam 0.1%
FPT Corp.	38,500	234,537
Vietnam TechnologicaL & Commercial Joint Stock Bank	146,800	144,637
Total		379,174
Total Common Stocks (Cost $160,738,631)		207,500,818

Exchange-Traded Equity Funds 2.0%
	Shares	Value ($)
United States 2.0%
iShares MSCI Canada ETF	156,328	6,443,840
Total Exchange-Traded Equity Funds (Cost $3,826,909)		6,443,840

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Exchange-Traded Fixed Income Funds 5.5%
	Shares	Value ($)
United States 5.5%
iShares iBoxx $ High Yield Corporate Bond ETF	108,415	8,642,844
iShares JPMorgan USD Emerging Markets Bond ETF	95,475	8,645,261
Total		17,288,105
Total Exchange-Traded Fixed Income Funds (Cost $16,813,041)		17,288,105

Fixed Income Funds 2.8%

High Yield 2.8%
Columbia High Yield Bond Fund, Institutional 3 Class(g)	788,924	8,693,940
Total Fixed Income Funds (Cost $8,457,452)		8,693,940

Foreign Government Obligations(h),(i) 8.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 1.3%
Canadian Government Bond
06/01/2034	3.000%	CAD	5,870,000	4,023,370
China 2.1%
China Development Bank
06/18/2030	3.090%	CNY	7,000,000	1,035,741
07/18/2032	2.960%	CNY	2,300,000	344,418
China Government Bond
11/21/2029	3.130%	CNY	20,220,000	3,008,491
05/21/2030	2.680%	CNY	5,000,000	728,323
05/25/2033	2.670%	CNY	10,000,000	1,485,263
Total				6,602,236
France 0.8%
French Republic Government Bond OAT(j)
11/25/2034	3.000%	EUR	2,005,000	2,044,665
05/25/2045	3.250%	EUR	644,000	634,288
Total				2,678,953
Germany 0.4%
Bundesrepublik Deutschland Bundesanleihe(j)
08/15/2034	2.600%	EUR	1,108,000	1,165,755
Indonesia 0.2%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	12,104,000,000	745,406
Japan 0.7%
Japan Government 10-Year Bond
06/20/2034	1.100%	JPY	140,850,000	901,036
Japan Government 20-Year Bond
09/20/2041	0.500%	JPY	64,000,000	337,588
Foreign Government Obligations(h),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	149,700,000	752,393
06/20/2048	0.700%	JPY	57,650,000	276,381
Total				2,267,398
Mexico 1.0%
Mexican Bonos
11/23/2034	7.750%	MXN	63,500,000	2,624,495
Mexico Government International Bond
05/29/2031	7.750%	MXN	12,500,000	545,543
Total				3,170,038
Netherlands 0.1%
Netherlands Government Bond(j),(k)
07/15/2031	0.000%	EUR	435,000	385,927
New Zealand 0.4%
New Zealand Government Bond
05/15/2034	4.250%	NZD	2,500,000	1,383,562
South Korea 0.7%
Korea Treasury Bond
06/10/2033	3.250%	KRW	3,000,000,000	2,132,397
Sweden 0.6%
Sweden Government Bond(j)
05/11/2035	2.250%	SEK	10,000,000	901,300
Sweden Government Bond
03/30/2039	3.500%	SEK	8,760,000	892,913
Total				1,794,213
United Kingdom 0.3%
United Kingdom Gilt(j)
01/22/2044	3.250%	GBP	962,297	934,316
Total Foreign Government Obligations (Cost $30,022,370)				27,283,571

Inflation-Indexed Bonds 0.3%

United States 0.3%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		942,800	919,414
Total Inflation-Indexed Bonds (Cost $930,926)				919,414

Residential Mortgage-Backed Securities - Agency 3.2%

United States 3.2%
Government National Mortgage Association TBA(l)
02/20/2055	3.500%		1,800,000	1,610,578
02/20/2055	4.000%		1,180,000	1,086,522
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(l)
02/18/2040	2.500%	1,000,000	910,077
02/18/2040 - 02/13/2055	3.000%	1,875,000	1,676,561
02/13/2055	3.500%	1,000,000	884,765
02/13/2055	4.000%	875,000	800,078
02/13/2055	4.500%	750,000	705,762
02/13/2055	5.000%	2,400,000	2,317,414
Total			9,991,757
Total Residential Mortgage-Backed Securities - Agency (Cost $9,887,298)			9,991,757

U.S. Treasury Obligations 0.5%

United States 0.5%
U.S. Treasury
08/15/2034	3.875%	600,000	569,344
11/15/2034	4.250%	1,060,000	1,035,487
Total			1,604,831
Total U.S. Treasury Obligations (Cost $1,659,157)			1,604,831

Money Market Funds 12.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.511%(g),(m)	39,296,870	39,292,940
Total Money Market Funds (Cost $39,288,754)		39,292,940
Total Investments in Securities (Cost $271,624,538)		319,019,216
Other Assets & Liabilities, Net		(2,394,890)
Net Assets		$316,624,326
At January 31, 2025, securities and/or cash totaling $6,843,149 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
18,701,000 NOK	1,654,878 USD	Barclays	02/27/2025	2,701	—
17,316,276 USD	16,746,634 EUR	Barclays	02/27/2025	73,630	—
190,985 USD	790,000 PLN	Barclays	02/27/2025	3,138	—
129,838 USD	177,000 SGD	Barclays	02/27/2025	524	—
250,000 EUR	260,533 USD	Barclays	03/10/2025	797	—
26,042,000 JPY	167,356 USD	Barclays	03/10/2025	—	(1,171)
132,526 USD	20,347,000 JPY	Barclays	03/10/2025	—	(851)
428,391 USD	765,000 NZD	Barclays	03/10/2025	3,339	—
3,507,408 USD	5,620,000 AUD	Citi	02/27/2025	—	(13,196)
312,095 USD	10,747,000 THB	Citi	02/27/2025	7,451	—
1,859,000 SEK	167,139 USD	Citi	03/10/2025	—	(848)
1,284,976 USD	2,074,000 AUD	Citi	03/10/2025	4,585	—
1,325,671 USD	1,078,000 GBP	Citi	03/10/2025	10,803	—
318,712 USD	1,435,000 MYR	Goldman Sachs International	02/27/2025	3,814	—
5,959,143 USD	67,996,803 NOK	Goldman Sachs International	02/27/2025	48,169	—
9,465,000 CNY	1,305,067 USD	HSBC	02/27/2025	—	(5,323)
6,395,956,000 IDR	388,694 USD	HSBC	02/27/2025	—	(3,122)
2,090,479,000 KRW	1,434,488 USD	HSBC	02/27/2025	—	(2,236)
18,405,000 TWD	558,913 USD	HSBC	02/27/2025	—	(636)
7,333,195 USD	53,184,000 CNY	HSBC	02/27/2025	29,910	—
122,624 USD	3,000,000 CZK	HSBC	02/27/2025	978	—
3,390,282 USD	2,778,009 GBP	HSBC	02/27/2025	53,937	—
155,428 USD	555,000 ILS	HSBC	02/27/2025	—	(259)
1,491,000 NOK	131,852 USD	HSBC	03/10/2025	128	—
343,245 USD	2,477,000 DKK	HSBC	03/10/2025	1,725	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
860,141 USD	9,551,000 SEK	HSBC	03/10/2025	2,925	—
304,196 USD	412,000 SGD	HSBC	03/10/2025	—	(623)
117,599 USD	849,000 DKK	JPMorgan	02/27/2025	568	—
28,368,000 SEK	2,581,162 USD	Morgan Stanley	02/27/2025	19,366	—
34,196,000 SEK	3,078,240 USD	Morgan Stanley	02/27/2025	—	(9,859)
250,318,000 KRW	171,804 USD	Morgan Stanley	03/10/2025	—	(188)
42,281,000 TWD	1,288,073 USD	Morgan Stanley	03/10/2025	4,427	—
173,498 USD	141,000 GBP	Morgan Stanley	03/10/2025	1,310	—
386,105 USD	4,403,000 NOK	Morgan Stanley	03/10/2025	2,883	—
2,703,000 NZD	1,516,721 USD	State Street	02/27/2025	—	(8,508)
5,287,320 USD	4,247,000 GBP	State Street	02/27/2025	—	(21,823)
10,563,806 USD	1,639,196,365 JPY	State Street	02/27/2025	31,263	—
13,506,000 JPY	86,726 USD	State Street	03/10/2025	—	(678)
372,000 NZD	208,833 USD	State Street	03/10/2025	—	(1,106)
533,000 SGD	395,203 USD	State Street	03/10/2025	2,474	—
1,070,390 USD	970,000 CHF	State Street	03/10/2025	—	(1,463)
1,629,730 USD	1,578,000 EUR	State Street	03/10/2025	9,711	—
131,819 USD	106,000 GBP	State Street	03/10/2025	—	(403)
64,431,000 MXN	3,092,693 USD	UBS	02/27/2025	—	(6,132)
6,822,536 USD	10,984,000 AUD	UBS	02/27/2025	6,722	—
4,046,933 USD	3,880,000 EUR	UBS	02/27/2025	—	(17,895)
3,327,000 CAD	2,316,654 USD	UBS	03/10/2025	24,391	—
219,683 USD	316,000 CAD	UBS	03/10/2025	—	(1,963)
5,232,000 CAD	3,635,874 USD	Wells Fargo	02/27/2025	32,721	—
5,660,000 CHF	6,256,321 USD	Wells Fargo	02/27/2025	26,601	—
10,432,000 CHF	11,481,905 USD	Wells Fargo	02/27/2025	—	(151)
6,127,834 USD	8,814,000 CAD	Wells Fargo	02/27/2025	—	(57,844)
330,193 USD	300,000 CHF	Wells Fargo	02/27/2025	4	—
215,724,000 JPY	1,376,120 USD	Wells Fargo	03/10/2025	—	(19,931)
2,050,000 SGD	1,500,760 USD	Wells Fargo	03/10/2025	—	(9,737)
250,901 USD	403,000 AUD	Wells Fargo	03/10/2025	—	(325)
44,237 USD	40,000 CHF	Wells Fargo	03/10/2025	—	(158)
124,779 USD	121,000 EUR	Wells Fargo	03/10/2025	933	—
131,578 USD	1,447,000 SEK	Wells Fargo	03/10/2025	—	(821)
208,843 USD	285,000 SGD	Wells Fargo	03/10/2025	1,153	—
Total				413,081	(187,250)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	3	03/2025	JPY	42,222,000	—	(3,498)
Australian 10-Year Bond	108	03/2025	AUD	12,130,080	—	(105,297)
CAC40 Index	100	02/2025	EUR	7,964,000	570,205	—
Canadian Government 10-Year Bond	30	03/2025	CAD	3,717,900	75,028	—
Euro-BTP	3	03/2025	EUR	359,520	—	(8,763)
Euro-Bund	27	03/2025	EUR	3,578,040	—	(121,333)
Euro-Buxl 30-Year	3	03/2025	EUR	386,760	—	(38,186)
Euro-OAT	55	03/2025	EUR	6,785,900	—	(157,150)
IBEX 35 Index	57	02/2025	EUR	7,064,181	398,495	—
Japanese 10-Year Government Bond	12	03/2025	JPY	1,688,040,000	—	(143,869)
Long Gilt	53	03/2025	GBP	4,916,810	—	(158,344)
U.S. Long Bond	17	03/2025	USD	1,936,406	—	(76,613)
U.S. Treasury 10-Year Note	123	03/2025	USD	13,387,781	—	(223,035)
U.S. Treasury 5-Year Note	56	03/2025	USD	5,957,875	—	(20,674)
U.S. Treasury Ultra 10-Year Note	66	03/2025	USD	7,350,750	—	(180,302)
U.S. Treasury Ultra Bond	63	03/2025	USD	7,463,531	—	(456,685)
Total					1,043,728	(1,693,749)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(9)	03/2025	AUD	(1,010,840)	1,081	—
DAX Index	(29)	03/2025	EUR	(15,816,600)	—	(910,922)
MSCI EAFE Index	(68)	03/2025	USD	(8,059,700)	—	(173,750)
MSCI Emerging Markets Index	(203)	03/2025	USD	(11,067,560)	—	(10,348)
Russell 2000 Index E-mini	(104)	03/2025	USD	(11,936,080)	281,640	—
S&P 500 Index E-mini	(29)	03/2025	USD	(8,797,513)	—	(82,870)
Total					282,721	(1,177,890)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(118,656)	(24)	65.00	02/21/2025	(1,923)	(192)
Celestica, Inc.	Morgan Stanley	USD	(111,123)	(9)	125.00	02/21/2025	(6,182)	(6,615)
Primo Brands Corp.	Morgan Stanley	USD	(197,457)	(61)	35.00	02/21/2025	(3,349)	(2,135)
Total							(11,454)	(8,942)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 42	Morgan Stanley	12/20/2029	1.000	Quarterly	1.603	USD	2,000,000	6,584	—	—	6,584	—
Markit CDX North America Investment Grade Index, Series 43	Morgan Stanley	12/20/2029	1.000	Quarterly	0.484	USD	13,275,000	36,597	—	—	36,597	—
Markit iTraxx Europe Main Index, Series 42	Morgan Stanley	12/20/2029	1.000	Quarterly	0.531	EUR	9,550,000	20,604	—	—	20,604	—
Total								63,785	—	—	63,785	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At January 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-09/21/2020	290,936	422,857	—
Lukoil PJSC	01/25/2022-01/26/2022	2,750	225,708	—
			648,565	—

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(e)	Valuation based on significant unobservable inputs.
(f)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(g)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia High Yield Bond Fund, Institutional 3 Class
	8,353,087	256,488	—	84,365	8,693,940	—	—	256,487	788,924
Columbia Short-Term Cash Fund, 4.511%
	56,615,327	75,233,527	(92,556,907)	993	39,292,940	—	2,749	1,215,978	39,296,870
Total	64,968,414			85,358	47,986,880	—	2,749	1,472,465

(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $6,066,251, which represents 1.92% of total net assets.

(k)	Zero coupon bond.
(l)	Represents a security purchased on a when-issued basis.
(m)	The rate shown is the seven-day current annualized yield at January 31, 2025.
Abbreviation Legend
ADR	American Depositary Receipt
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Currency Legend (continued)
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	211,617	—	—	211,617
Australia	—	1,879,502	—	1,879,502
Austria	—	195,651	—	195,651
Brazil	2,642,365	—	—	2,642,365
Canada	1,889,701	—	—	1,889,701
China	2,243,317	6,723,775	—	8,967,092
Denmark	—	743,444	—	743,444
Finland	—	696,581	—	696,581
France	219,594	3,881,707	—	4,101,301
Germany	—	1,067,101	—	1,067,101
Greece	—	2,411,014	—	2,411,014
Hong Kong	—	1,007,816	—	1,007,816
India	1,435,879	4,581,798	—	6,017,677
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Indonesia	—	320,901	—	320,901
Ireland	—	976,644	—	976,644
Israel	964,739	—	—	964,739
Italy	—	456,630	—	456,630
Japan	—	11,559,041	—	11,559,041
Kazakhstan	133,520	—	—	133,520
Malaysia	—	549,061	—	549,061
Mexico	931,839	—	—	931,839
Netherlands	663,533	4,892,346	—	5,555,879
Norway	432,092	—	—	432,092
Philippines	387,344	—	—	387,344
Poland	170,865	254,731	—	425,596
Russian Federation	—	—	0 *	0 *
Singapore	—	1,385,814	—	1,385,814
South Africa	—	482,703	—	482,703
South Korea	353,355	2,914,817	—	3,268,172
Spain	—	410,666	—	410,666
Sweden	—	172,772	—	172,772
Switzerland	1,698,317	1,082,111	—	2,780,428
Taiwan	—	8,276,734	—	8,276,734
Turkey	118,730	—	—	118,730
United Arab Emirates	—	669,994	—	669,994
United Kingdom	2,078,062	1,746,110	—	3,824,172
United States	130,625,149	582,162	—	131,207,311
Vietnam	—	379,174	—	379,174
Total Common Stocks	147,200,018	60,300,800	0 *	207,500,818
Exchange-Traded Equity Funds	6,443,840	—	—	6,443,840
Exchange-Traded Fixed Income Funds	17,288,105	—	—	17,288,105
Fixed Income Funds	8,693,940	—	—	8,693,940
Foreign Government Obligations	—	27,283,571	—	27,283,571
Inflation-Indexed Bonds	—	919,414	—	919,414
Residential Mortgage-Backed Securities - Agency	—	9,991,757	—	9,991,757
U.S. Treasury Obligations	—	1,604,831	—	1,604,831
Money Market Funds	39,292,940	—	—	39,292,940
Total Investments in Securities	218,918,843	100,100,373	0 *	319,019,216
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	413,081	—	413,081
Futures Contracts	1,326,449	—	—	1,326,449
Swap Contracts	—	63,785	—	63,785
Liability
Forward Foreign Currency Exchange Contracts	—	(187,250)	—	(187,250)
Futures Contracts	(2,871,639)	—	—	(2,871,639)
Call Option Contracts Written	(8,942)	—	—	(8,942)
Total	217,364,711	100,389,989	0 *	317,754,700

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | 2025

Statement of Assets and Liabilities
January 31, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $223,878,332)	$271,032,336
Affiliated issuers (cost $47,746,206)	47,986,880
Cash	196
Foreign currency (cost $1,233,836)	1,233,487
Margin deposits on:
Futures contracts	5,740,995
Swap contracts	674,095
Unrealized appreciation on forward foreign currency exchange contracts	413,081
Receivable for:
Investments sold	228,142
Capital shares sold	21,581
Dividends	293,393
Interest	272,231
Foreign tax reclaims	166,916
Variation margin for futures contracts	463,467
Prepaid expenses	4,810
Other assets	6,597
Total assets	328,538,207
Liabilities
Option contracts written, at value (premiums received $11,454)	8,942
Unrealized depreciation on forward foreign currency exchange contracts	187,250
Payable for:
Investments purchased	1,029,048
Investments purchased on a delayed delivery basis	9,904,045
Capital shares redeemed	218,087
Variation margin for futures contracts	261,323
Variation margin for swap contracts	6,534
Foreign capital gains taxes deferred	57,745
Management services fees	6,114
Distribution and/or service fees	2,106
Transfer agent fees	26,177
Compensation of chief compliance officer	29
Compensation of board members	413
Other expenses	59,191
Deferred compensation of board members	146,877
Total liabilities	11,913,881
Net assets applicable to outstanding capital stock	$316,624,326
Represented by
Paid in capital	265,036,510
Total distributable earnings (loss)	51,587,816
Total - representing net assets applicable to outstanding capital stock	$316,624,326
Class A
Net assets	$305,546,257
Shares outstanding	22,255,145
Net asset value per share	$13.73
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.57
Institutional Class
Net assets	$11,078,069
Shares outstanding	796,228
Net asset value per share	$13.91
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2025

Statement of Operations
Six Months Ended January 31, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,125,280
Dividends — affiliated issuers	1,472,465
Interest	515,792
Interfund lending	483
Foreign taxes withheld	(79,880)
Total income	4,034,140
Expenses:
Management services fees	1,156,057
Distribution and/or service fees
Class A	397,389
Transfer agent fees
Class A	153,812
Advisor Class	320
Institutional Class	5,384
Custodian fees	71,694
Printing and postage fees	20,929
Registration fees	32,861
Accounting services fees	32,218
Legal fees	8,337
Interest on collateral	597
Compensation of chief compliance officer	29
Compensation of board members	7,381
Deferred compensation of board members	10,959
Other	16,698
Total expenses	1,914,665
Net investment income	2,119,475
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	14,022,750
Investments — affiliated issuers	2,749
Foreign currency translations	(67,459)
Forward foreign currency exchange contracts	(1,580,376)
Futures contracts	(3,169,756)
Option contracts written	16,871
Swap contracts	165,639
Net realized gain	9,390,418
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,901,723)
Investments — affiliated issuers	85,358
Foreign currency translations	(3,516)
Forward foreign currency exchange contracts	(306,083)
Futures contracts	(575,224)
Option contracts written	2,262
Swap contracts	13,943
Foreign capital gains tax	113,919
Net change in unrealized appreciation (depreciation)	(2,571,064)
Net realized and unrealized gain	6,819,354
Net increase in net assets resulting from operations	$8,938,829
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
Operations
Net investment income	$2,119,475	$5,587,450
Net realized gain	9,390,418	1,003,971
Net change in unrealized appreciation (depreciation)	(2,571,064)	21,786,117
Net increase in net assets resulting from operations	8,938,829	28,377,538
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,422,405)	—
Institutional Class	(77,421)	—
Total distributions to shareholders	(1,499,826)	—
Decrease in net assets from capital stock activity	(22,427,833)	(57,293,606)
Total decrease in net assets	(14,988,830)	(28,916,068)
Net assets at beginning of period	331,613,156	360,529,224
Net assets at end of period	$316,624,326	$331,613,156
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2025 (Unaudited)		July 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	57,027	781,249	350,343	4,391,984
Distributions reinvested	104,685	1,414,289	—	—
Shares redeemed	(1,704,238)	(23,375,538)	(4,204,822)	(52,458,379)
Net decrease	(1,542,526)	(21,180,000)	(3,854,479)	(48,066,395)
Advisor Class
Shares sold	820	11,491	7,941	103,039
Shares redeemed	(81,355)	(1,135,026)	(159,177)	(1,947,587)
Net decrease	(80,535)	(1,123,535)	(151,236)	(1,844,548)
Class C
Shares sold	—	—	12,684	143,141
Shares redeemed	—	—	(281,308)	(3,277,881)
Net decrease	—	—	(268,624)	(3,134,740)
Institutional Class
Shares sold	189,517	2,638,298	413,818	5,213,103
Distributions reinvested	5,523	75,557	—	—
Shares redeemed	(203,803)	(2,838,153)	(548,770)	(6,924,895)
Net decrease	(8,763)	(124,298)	(134,952)	(1,711,792)
Institutional 2 Class
Shares sold	—	—	7,375	89,097
Shares redeemed	—	—	(119,097)	(1,495,918)
Net decrease	—	—	(111,722)	(1,406,821)
Institutional 3 Class
Shares sold	—	—	207	2,500
Shares redeemed	—	—	(10,304)	(130,684)
Net decrease	—	—	(10,097)	(128,184)
Class R
Shares sold	—	—	5,626	67,262
Shares redeemed	—	—	(86,148)	(1,068,388)
Net decrease	—	—	(80,522)	(1,001,126)
Total net decrease	(1,631,824)	(22,427,833)	(4,611,632)	(57,293,606)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | 2025

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Columbia Global Opportunities Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2025 (Unaudited)	$13.43	0.09	0.27	0.36	(0.06)	—	(0.06)
Year Ended 7/31/2024	$12.31	0.21 (d)	0.91	1.12	—	—	—
Year Ended 7/31/2023	$12.72	0.15	0.19	0.34	—	(0.75)	(0.75)
Year Ended 7/31/2022	$16.49	0.14	(2.70)	(2.56)	(0.12)	(1.09)	(1.21)
Year Ended 7/31/2021	$14.66	0.06	2.46	2.52	(0.34)	(0.35)	(0.69)
Year Ended 7/31/2020	$14.01	0.13	0.77	0.90	(0.25)	—	(0.25)
Institutional Class
Six Months Ended 1/31/2025 (Unaudited)	$13.62	0.11	0.27	0.38	(0.09)	—	(0.09)
Year Ended 7/31/2024	$12.45	0.24 (d)	0.93	1.17	—	—	—
Year Ended 7/31/2023	$12.83	0.18	0.19	0.37	—	(0.75)	(0.75)
Year Ended 7/31/2022	$16.60	0.17	(2.71)	(2.54)	(0.14)	(1.09)	(1.23)
Year Ended 7/31/2021	$14.75	0.10	2.47	2.57	(0.37)	(0.35)	(0.72)
Year Ended 7/31/2020	$14.10	0.17	0.78	0.95	(0.30)	—	(0.30)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	1/31/2025	7/31/2024	7/31/2023	7/31/2022	7/31/2021	7/31/2020
Class A	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	0.01%	less than 0.01%
Institutional Class	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	0.01%	less than 0.01%

(d)	Includes income resulting from European Union tax reclaims. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 7/31/2024
Class A	0.01	0.04
Institutional Class	0.01	0.04

(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Opportunities Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2025 (Unaudited)	$13.73	2.71%	1.17% (c)	1.17% (c)	1.27%	48%	$305,546
Year Ended 7/31/2024	$13.43	9.10%	1.20% (c)	1.19% (c)	1.66% (d)	122%	$319,548
Year Ended 7/31/2023	$12.31	3.17%	1.20% (c),(e)	1.20% (c),(e),(f)	1.24%	115%	$340,330
Year Ended 7/31/2022	$12.72	(16.59% )	1.15% (c),(e)	1.15% (c),(e)	0.92%	98%	$380,766
Year Ended 7/31/2021	$16.49	17.46%	1.16% (c)	1.16% (c)	0.40%	107%	$511,405
Year Ended 7/31/2020	$14.66	6.49%	1.15% (c)	1.15% (c)	0.92%	125%	$476,670
Institutional Class
Six Months Ended 1/31/2025 (Unaudited)	$13.91	2.83%	0.92% (c)	0.92% (c)	1.52%	48%	$11,078
Year Ended 7/31/2024	$13.62	9.40%	0.95% (c)	0.94% (c)	1.91% (d)	122%	$10,964
Year Ended 7/31/2023	$12.45	3.39%	0.95% (c),(e)	0.95% (c),(e),(f)	1.46%	115%	$11,705
Year Ended 7/31/2022	$12.83	(16.38% )	0.89% (c),(e)	0.89% (c),(e)	1.16%	98%	$18,151
Year Ended 7/31/2021	$16.60	17.75%	0.91% (c)	0.91% (c)	0.65%	107%	$24,909
Year Ended 7/31/2020	$14.75	6.78%	0.90% (c)	0.90% (c)	1.18%	125%	$20,763
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2025

Notes to Financial Statements
January 31, 2025 (Unaudited)
Note 1. Organization
Columbia Global Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

Columbia Global Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Columbia Global Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into

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Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
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Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund has written option contracts to decrease the Fund’s exposure to equity risk, to protect gains and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

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Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
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Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	63,785 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,250,340 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	413,081
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	76,109 *
Total		1,803,315

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,177,890 *
Equity risk	Option contracts written, at value	8,942
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	187,250
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,693,749 *
Total		3,067,831

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Global Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	165,639	165,639
Equity risk	—	(3,899,973)	16,871	—	(3,883,102)
Foreign exchange risk	(1,580,376)	—	—	—	(1,580,376)
Interest rate risk	—	730,217	—	—	730,217
Total	(1,580,376)	(3,169,756)	16,871	165,639	(4,567,622)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	13,943	13,943
Equity risk	—	2,662,722	2,262	—	2,664,984
Foreign exchange risk	(306,083)	—	—	—	(306,083)
Interest rate risk	—	(3,237,946)	—	—	(3,237,946)
Total	(306,083)	(575,224)	2,262	13,943	(865,102)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	100,740,505
Futures contracts — short	31,405,973
Credit default swap contracts — sell protection	25,533,553

Derivative instrument	Average value ($)
Option contracts written	(7,000)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	1,180,166	(1,616,736)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction
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Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Columbia Global Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2025:
	Barclays ($)	Citi ($)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	State Street ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	84,129	22,839	51,983	89,603	568	27,986	-	-	43,448	31,113	61,412	413,081
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-		6,534	-	-	-	6,534
Forward foreign currency exchange contracts	2,022	14,044	-	12,199	-	10,047	-	-	33,981	25,990	88,967	187,250
Call option contracts written	-	-	-	-	-	-	8,942	-	-	-	-	8,942
Total liabilities	2,022	14,044	-	12,199	-	10,047	8,942	6,534	33,981	25,990	88,967	202,726
Total financial and derivative net assets	82,107	8,795	51,983	77,404	568	17,939	(8,942)	(6,534)	9,467	5,123	(27,555)	210,355
Total collateral received (pledged) (c)	-	-	-	-	-	-	(8,942)	(6,534)	-	-	-	(15,476)
Net amount (d)	82,107	8,795	51,983	77,404	568	17,939	-	-	9,467	5,123	(27,555)	225,831

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
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Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)

Columbia Global Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.00% on assets invested in Columbia proprietary funds, including exchange-traded funds, that pay an investment management fee to the Investment Manager, and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including other funds advised by the Investment Manager that do not pay a management services fee, derivatives and individual securities. The annualized effective management services fee rate for the six months ended January 31, 2025 was 0.70% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Global Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended January 31, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.03 (a)
Institutional Class	0.10

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2025, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	17,482

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2025 (%)
Class A	1.19
Institutional Class	0.94

Columbia Global Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
271,613,000	59,085,000	(12,943,000)	46,142,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(2,012,187)	—	(2,012,187)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $133,785,950 and $141,699,615, respectively, for the six months ended January 31, 2025, of which $62,889,069 and $61,200,582, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime
Columbia Global Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	425,000	5.01	8
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2025.
Note 9. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.

Columbia Global Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including
Columbia Global Opportunities Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At January 31, 2025, affiliated shareholders of record owned 87.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Global Opportunities Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Global Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR156_07_R01_(03/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	March 25, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	March 25, 2025